Acquisition of MPC Capital (Tables)	12 Months Ended
Dec. 31, 2024
Acquisition of MPC Capital [Abstract]
Allocation of Purchase Price for MPC Capital
The following table summarizes the preliminary allocation of the fair value of MPC Capital’s assets, liabilities and noncontrolling interest as at December 16, 2024:

Assets acquired
Cash and cash equivalents	$28,026,596
Account receivable trade, net	3,365,268
Due from related parties	9,779,850
Prepaid expenses and other assets	912,152
Income tax receivable	11,941,846
Assets held for sale	35,246,768
Derivative Assets	1,297,985
Property and equipment, net	2,075,104
Operating lease right-of-use assets	7,882,948
Intangible assets, net	19,574,760
Goodwill	18,079,618
Equity method investments	50,920,542
Equity method investments measured at fair value	113,694,883
Equity investments	5,228,041
Prepaid expenses and other assets	205,824
Deferred tax assets	1,841,537
Total assets acquired	310,073,722

Liabilities assumed
Current portion of long-term debt, net	1,061,812
Accounts payable	616,988
Accrued liabilities	15,123,454
Due to related parties	203,177
Liabilities directly associated with assets held for sale	18,065,703
Derivative liabilities	1,520,984
Income tax payable	7,062,263
Operating lease liabilities	1,064,277
Long-term debt, net	2,625,300
Accrued liabilities	167,522
Operating lease liabilities	6,818,672
Deferred tax liabilities	8,142,701
Total liabilities assumed	62,472,853

Noncontrolling interests	55,623,553
Assets acquired less liabilities assumed and noncontrolling interests	$191,977,316

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the year ended December 31, 2024, are as follows.

Asset management segment
Balance as of December 31, 2023	$—
Goodwill acquired during year	18,079,618
Net exchange differences during year	(147,375)
Balance as of December 31, 2024	$17,932,243

Actual and Pro Forma Financial Information
The amounts of revenue and net income of the MPC Capital since the acquisition date (December 16, 2024) and up to December 31, 2024 included in the consolidated income statement for the reporting period is as follows:

Period December 16, 2024 to December 31, 2024
Revenue from services	$1,174,376
Net income	$2,473,733

Pro forma results of operations (unaudited) – The following unaudited pro forma financial data for the years ended December 31, 2023 and 2024, give effect to the acquisition of MPC Capital, as though the business combination had been completed at the beginning of each period:

	Year ended December 31,	Year ended December 31,
	2023	2024
Pro forma:
Revenue from services	$29,369,293	$33,271,100
Net income	$11,389,624	$72,013,106